Loans from Investors - Schedule of Investor Loan Activity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investor Loan Activity [Abstract]
Beginning balance	R$ 13,901	R$ 5,249
Ending balance	22,033	13,901	5,249
Transfer from loans and financing			320
Additions	4,750	7,407	4,750
Amortization		(320)
Interest accrual	R$ 3,382	R$ 1,564	R$ 179